Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

November 19, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	CPG Carlyle Commitments Fund, LLC (File No.: 811-22763)

CPG Carlyle Commitments Master Fund, LLC (File No.: 811-22764)
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of the above-referenced Funds, transmitted herewith for filing with the Securities and Exchange Commission (the "SEC") is the Funds' preliminary proxy statement on Schedule 14A for a joint special meeting of members of the Funds (the "Meeting"), tentatively scheduled to be held via audio-conference on Wednesday, January 26, 2022, for the following purposes:

1.	To elect Sharon J. Weinberg to the Board of each Fund.

2.	To approve a new investment advisory agreement for each Fund.

It is anticipated that members of record on November 30, 2022 will be permitted to vote on these proposals. A number of items in the preliminary proxy statement are bracketed and remain subject to confirmation by certain parties (including, for example, the Funds' proxy solicitor). All outstanding information, as well as a form of proxy, will be included in a definitive filing with the SEC. The definitive versions of the proxy statement, along with a form of proxy, are expected to be mailed to members on or about December 15, 2021, subject to any comments of the staff of the SEC.

Please direct any questions concerning the preliminary proxy statement to the undersigned at 212.969.3722 or Lisa Goldstein at 617.526.9845.

Very truly yours,

/s/ Robert Spiro
Robert Spiro

cc:	Stuart H. Coleman, Esq.
Brad A. Green, Esq.
Lisa Goldstein, Esq.

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